Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data		Total	Convertible Preference Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)
Balance at Mar. 28, 2009		$ 11,475	$ 0	$ 0	$ 41,300	$ 80	$ (29,905)
Balance, shares at Mar. 28, 2009			10,163,920	140,554,377
Net income		39,248					39,248
Foreign currency translation adjustment		150				150
Comprehensive income		39,398
Distribution to shareholders		(1,862)			(1,300)		(562)
Balance at Apr. 03, 2010		49,011	0	0	40,000	230	8,781
Balance, shares at Apr. 03, 2010			10,163,920	140,554,377
Net income		72,506					72,506
Foreign currency translation adjustment		3,803				3,803
Comprehensive income		76,309
Balance at Apr. 02, 2011		125,320	0	0	40,000	4,033	81,287
Balance, shares at Apr. 02, 2011			10,163,920	140,554,377
Net income		147,364					147,364
Foreign currency translation adjustment		(4,768)				(4,768)
Comprehensive income		142,596
Issuance of shares in exchange for note*	[1]	101,650			101,650
Issuance of shares in exchange for note*, shares	[1]		475,796	6,579,656
Elimination of contingent redemption on ordinary shares		6,706			6,706
Issuance of convertible preference shares		9,550			9,550
Issuance of convertible preference shares, shares			217,137
Issuance of restricted shares, shares				820,074
Exercise of employee share options		9,672			9,672
Exercise of employee share options, shares				3,521,258
Equity compensation expense		27,020			27,020
Tax benefits on exercise of share options		32,281			32,281
Contributed capital- services provided by former parent		1,442			1,442
Conversion of convertible preference shares, shares			(10,856,853)	41,256,025
Balance at Mar. 31, 2012		$ 456,237	$ 0	$ 0	$ 228,321	$ (735)	$ 228,651
Balance, shares at Mar. 31, 2012			0	192,731,390

[1]	Represents the extinguishment of the note payable to the company's parent